Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Statement of Financial Position [Abstract]
Allowance for probable losses	$ 113,494	$ 106,829
Goodwill	$ 291,503	$ 291,503
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	134,307,818	133,695,803
Common stock, shares outstanding (in shares)	89,680,847	92,936,395
Treasury stock, shares (in shares)	44,626,971	40,759,408